Summary of Significant Accounting Policies - Schedule of Computation of Diluted Net Income (Loss) Per Share Anti-Dilutive (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted average common shares outstanding used in calculating basic earnings per share	4,930,287	4,800,524
Weighted average common shares used in calculating diluted earnings per share	4,930,287	4,800,524
Warrants to purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive stocks	64,966	15,096
Options to purchase Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive stocks	2,969,860	2,979,860
Convertible notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive stocks	125,323
Series D Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive stocks	101,565	62,441
Series C Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive stocks	1,204,040	1,204,040
Series B Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive stocks	1,471,487	1,471,487
Series A-2 Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive stocks	442,402	442,402
Series A-1 preferred stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive stocks	651,465	651,465
Series A Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive stocks	846,368	846,368
Dilutive effect excluded from earnings per share [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive effect excluded from earnings per share	(7,877,476)	(7,673,159)